Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Income Taxes [Abstract]
Deferred provision – federal	$ 3,372	$ 498
Deferred provision – state	1,613	231
Total	4,985	729
Net change to valuation allowance	(4,985)	(729)
Total provision for income taxes